Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company’s compensation objectives and philosophy, which are discussed further above, are designed to reward the contributions of its NEOs to the Company’s financial performance and provide compensation which is sufficient to attract and retain individuals who are motivated to contribute to the Company’s financial performance. To achieve these goals, the Company has implemented incentive plans which tie a substantial portion of each NEO’s compensation to pre-determined financial goals.
For the year ended December 31, 2025, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance were as follows:
i.
Adjusted EBITDA
ii.
Earnings per Share

The following table summarizes the executive compensation earned by the Company’s Principal Executive Officer (“PEO”) and other NEOs, the executive compensation actually paid to the Company’s PEO and other NEOs, and certain financial performance measures of the Company for the years ended December 31, 2025, the year in which the Company had its initial public offering.
Year(1)(2)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Adjusted EBITDA ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	7,399,513	7,389,951	3,051,927	3,048,102	88.86	110.42	172,849,000	431,863,000
2024	7,075,161	6,330,411	3,530,075	3,252,035	88.24	93.19	171,897,000	376,856,000
(1)
The PEO is William Newton for 2025. The non-PEO NEOs are Matthew DiCanio, John deLorimier, John Anderson, and Timothy Ryan for 2025.
(2)
The PEO was William Newton for 2024. The non-PEO NEOs were Matthew DiCanio, John deLorimier, John Anderson, Su Zan Nelson and Michael Kosuth for 2024.
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 17, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2025	7,399,513	4,356,000	4,428,000	(16,875)	(64,687)	7,389,951
2024	7,075,161	5,195,250	4,450,500	—	—	6,330,411
Non-PEO NEOs(4)
2025	3,051,927	1,742,400	1,771,200	(6,750)	(25,875)	3,048,102
2024	3,530,075	1,939,560	1,661,520	—	—	3,252,035
(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $19.68 on December 31, 2025.
(4)
Figures for the non-PEO NEOs in this table represent the averages for the group of non-PEO NEOs.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The PEO is William Newton for 2025. The non-PEO NEOs are Matthew DiCanio, John deLorimier, John Anderson, and Timothy Ryan for 2025.
(2)
The PEO was William Newton for 2024. The non-PEO NEOs were Matthew DiCanio, John deLorimier, John Anderson, Su Zan Nelson and Michael Kosuth for 2024.

PEO Total Compensation Amount	$ 7,399,513	$ 7,075,161
PEO Actually Paid Compensation Amount	$ 7,389,951	6,330,411
Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 17, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2025	7,399,513	4,356,000	4,428,000	(16,875)	(64,687)	7,389,951
2024	7,075,161	5,195,250	4,450,500	—	—	6,330,411
Non-PEO NEOs(4)
2025	3,051,927	1,742,400	1,771,200	(6,750)	(25,875)	3,048,102
2024	3,530,075	1,939,560	1,661,520	—	—	3,252,035
(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $19.68 on December 31, 2025.
(4)
Figures for the non-PEO NEOs in this table represent the averages for the group of non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 3,051,927	3,530,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,048,102	3,252,035
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 17, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2025	7,399,513	4,356,000	4,428,000	(16,875)	(64,687)	7,389,951
2024	7,075,161	5,195,250	4,450,500	—	—	6,330,411
Non-PEO NEOs(4)
2025	3,051,927	1,742,400	1,771,200	(6,750)	(25,875)	3,048,102
2024	3,530,075	1,939,560	1,661,520	—	—	3,252,035
(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $19.68 on December 31, 2025.
(4)
Figures for the non-PEO NEOs in this table represent the averages for the group of non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
For the year ended December 31, 2025, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance were as follows:
i.
Adjusted EBITDA
ii.
Earnings per Share

Total Shareholder Return Amount	$ 88.86	88.24
Peer Group Total Shareholder Return Amount	110.42	93.19
Net Income (Loss)	$ 172,849,000	$ 171,897,000
Company Selected Measure Amount	431,863,000	376,856,000
PEO Name	William Newton
Share Price	$ 19.68
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,356,000)	$ (5,195,250)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,428,000	4,450,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,875)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,687)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,742,400)	(1,939,560)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,771,200	1,661,520
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,750)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,875)